Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted					$ 2.56	$ 1.59
Grant date fair value of options vested					$ 1,600,000	$ 900,000
Aggregate intrinsic value of options exercised					500,000	100,000
Unvested stock options					$ 3,800,000
Unvested stock options, remaining weighted-average period					2 years 8 months 19 days
Unvested portion of the exercise proceeds					$ 29,000	$ 7,000
Shares available for issuance					392,299	426,370	887,885
Stock-based compensation			$ 2,336,000	$ 874,000	$ 1,297,000	$ 965,000
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vesting rights, terms			The RSUs generally vest over a four-year period with straight-line vesting and a 25% one year cliff or over a three year period in equal amounts on a semi-annual basis,
Vesting period			4 years
Cliff vesting, percentage			25.00%
2009 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vesting rights, terms					If an individual owns stock representing 10% or more of the outstanding shares, the price of each share shall be at least 110% of the fair market value, as determined by the Board. Options granted under the Plan have a term of up to 10 years and generally vest over a 4 year period with a straight-line vesting and a 25% one year cliff.
Options granted term					10 years
Vesting period					4 years
Cliff vesting, percentage					25.00%
Common stock reserved for issuance					5,057,744
2019 Stock Option and Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance		2,000,430
Maximum period of automatic annual increase in common stock reserved for issuance		10 years
Automatic annual increase in common stock reserved for issuance		3.00%
Shares available for issuance			1,470,192
2019 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance			300,650
Purchase shares of common stock, price per share, percentage of fair market value	85.00%
Stock-based compensation			$ 64,000